Employee Benefit Obligations - Summary of Inputs in Black Scholes Model for Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year $ / shares	Dec. 31, 2019 Year $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average share price	$ 57.40	$ 12.44	$ 21.73
Weighted average exercise price	$ 22.80	$ 5.38	$ 8.94
Average expected volatility	40.00%	40.00%	36.00%
Expected life | Year	4	4	4
Risk free rate	0.51%	1.05%	2.15%